Income taxes - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Difference in tax rates of subsidiaries outside PRC	0.00%	3.00%	2.00%
Effect of permanent differences	(7.00%)	(3.00%)	(3.00%)
R&D super deduction	15.00%
Non-taxable income	1.00%
Effect of tax holiday	2.00%	(5.00%)	(3.00%)
Change in valuation allowance	(36.00%)	0.00%	1.00%
Effect tax rate	0.00%	20.00%	22.00%